Statements of Consolidated Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of cash flows [abstract]
Cash received	$ 140.0
Increase in capital from operating activities	57.0
Increase in share capital from financing activities	82.8
Transactions costs	$ 0.2